Janus Henderson Developed World Bond Fund
Schedule of Investments (unaudited)
March 31, 2025

	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 4.3%
Avoca CLO 32A A1, EURIBOR 3 Month + 1.1700%, 3.3340%, 4/15/39ž,‡	1,530,000	EUR	$1,654,493
Avoca CLO 32A B, EURIBOR 3 Month + 1.6500%, 3.8140%, 4/15/39ž,‡	960,000	EUR	1,038,113
Cairn CLO BV 2023-17A BR, EURIBOR 3 Month + 1.7000%, 4.0700%, 1/18/39ž,‡	2,080,000	EUR	2,216,508
Cairn CLO BV 2024-19A A, EURIBOR 3 Month + 1.3000%, 3.8950%, 4/15/39ž,‡	2,750,000	EUR	2,973,412
Penta CLO 2021-2A A1R, EURIBOR 3 Month + 1.1700%, 3.5289%, 4/15/38ž,‡	1,520,000	EUR	1,637,998
Penta CLO 2021-2A BR, EURIBOR 3 Month + 1.6500%, 4.0089%, 4/15/38ž,‡	1,375,000	EUR	1,460,631
Ravensdale Park CLO DAC 1A A, EURIBOR 3 Month + 1.1700%, 3.4470%, 4/26/38ž,‡	910,000	EUR	982,808
Ravensdale Park CLO DAC 1A B1, EURIBOR 3 Month + 1.6500%, 3.9270%, 4/26/38ž,‡	780,000	EUR	834,395
RRE Loan Management 24A A1, EURIBOR 3 Month + 1.1600%, 3.5290%, 4/16/40ž,‡	3,050,000	EUR	3,290,069
Sound Point EURO CLO Funding DAC 14A A, EURIBOR 3 Month + 1.1800%, 3.4740%, 4/20/39ž,‡	3,050,000	EUR	3,276,219
Sound Point EURO CLO Funding DAC 4A BR, EURIBOR 3 Month + 1.7000%, 3.9790%, 4/15/39ž,‡	880,000	EUR	941,178
Tesco Property Finance 3 PLC, 5.7440%, 4/13/40	5,490,701	GBP	6,952,362
Voya Euro CLO 8A A, EURIBOR 3 Month + 1.2800%, 4.0650%, 1/17/39ž,‡	2,750,000	EUR	2,977,750
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $31,777,072)			30,235,936
Bank Loans and Mezzanine Loans – 8.4%
Capital Goods – 0.5%
Quimper AB, EURIBOR 3 Month + 3.7500%, 6.4280%, 3/31/30‡	1,530,000	EUR	1,656,036
TransDigm Inc, CME Term SOFR 3 Month + 2.5000%, 6.8288%, 2/28/31‡	$1,790,978		1,779,855
			3,435,891
Communications – 1.2%
Masorange Finco PLC, EURIBOR 3 Month + 2.7500%, 5.2720%, 3/25/31ƒ,‡	4,740,000		5,068,402
Speedster Bidco GmbH, EURIBOR 3 Month + 3.7500%, 6.5692%, 12/10/31‡	3,260,000	EUR	3,521,181
			8,589,583
Consumer Cyclical – 2.5%
Belron UK Finance PLC, EURIBOR 3 Month + 3.0000%, 5.5290%, 10/16/31‡	3,300,000	EUR	3,559,033
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 7.2006%, 9/30/31ƒ,‡	1,549,955		1,545,600
Froneri Lux Finco Sarl, EURIBOR 3 Month + 2.5000%, 5.0980%, 9/30/31‡	4,520,000	EUR	4,859,012
Peer Holding III BV, EURIBOR 3 Month + 3.2500%, 5.9330%, 11/26/31‡	1,390,000	EUR	1,499,108
Speedster Bidco GmbH, CME Term SOFR 1 Month + 3.5000%, 7.9520%, 12/10/31ƒ,‡	1,800,000		1,795,500
United Petfood Finance BV, EURIBOR 3 Month + 2.7500%, 5.3910%, 2/26/32ƒ,‡	4,220,000		4,521,090
			17,779,343
Consumer Non-Cyclical – 0.9%
Champ Acquisition Corp, CME Term SOFR 3 Month + 4.5000%, 8.8570%, 11/25/31‡	1,212,375		1,217,928
Colosseum Dental Finance BV, EURIBOR 3 Month + 3.7500%, 6.1760%, 3/20/32‡	2,140,000		2,305,087
Dechra Pharmaceuticals Holdings Ltd, EURIBOR 1 Month + 3.5000%, 6.0860%, 1/27/32‡	1,490,000	EUR	1,604,944
Financiere Mendel SASU, CME Term SOFR 3 Month + 3.2500%, 7.5647%, 11/13/30ƒ,‡	815,000		811,267
			5,939,226
Diversified Financial Services – 0.4%
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 6.2992%, 9/30/31‡	3,099,902		3,091,191
Financial Institutions – 0.3%
Mermaid Bidco Inc, CME Term SOFR 3 Month + 3.7500%, 6.3120%, 7/3/31ƒ,‡	1,100,000	EUR	1,191,304
Mermaid Bidco Inc, CME Term SOFR 3 Month + 3.2500%, 7.5531%, 7/3/31‡	822,932		822,422
			2,013,726
Technology – 2.6%
Boost Newco Borrower LLC, CME Term SOFR 1 Month + 2.0000%, 6.2907%, 1/31/31‡	1,665,825		1,652,815
Boxer Parent Co Inc, CME Term SOFR 3 Month + 3.7500%, 7.2908%, 7/30/31‡	2,100,000		2,060,982
Claudius Finance Sarl, EURIBOR 3 Month + 3.2500%, 5.8620%, 7/10/28‡	3,500,000		3,761,034
Clearwater Analytics LLC, CME Term SOFR 1 Month + 2.2500%, 7.0586%, 2/7/32ƒ,‡	868,000		863,660
Genesys Cloud Services Inc, EURIBOR 3 Month + 3.2500%, 5.8650%, 1/30/32‡	1,850,000	EUR	1,988,715
Leia Finco US LLC, CME Term SOFR 3 Month + 3.2500%, 7.5352%, 10/9/31‡	3,600,000		3,559,500

	Shares or Principal Amounts		Value
Bank Loans and Mezzanine Loans – (continued)
Technology – (continued)
Project Alpha Intermediate Holdings Inc, CME Term SOFR 3 Month + 3.2500%, 7.5606%, 10/28/30ƒ,‡	$937,000		$934,264
UKG Inc, CME Term SOFR 3 Month + 3.0000%, 7.6172%, 2/10/31ƒ,‡	3,586,000		3,576,497
			18,397,467
Total Bank Loans and Mezzanine Loans (cost $59,254,742)			59,246,427
Corporate Bonds – 65.9%
Banking – 14.2%
AIB Group PLC, EUR SWAP ANNUAL 5 YR + 6.6290%, 6.2500%‡,μ	1,570,000	EUR	1,705,934
Bank of America Corp, SOFR + 1.0000%, 5.1620%, 1/24/31‡	1,292,000		1,309,809
Bank of America Corp, SOFR + 1.6500%, 6.0000%, 1/23/35‡	4,400,000		4,464,069
Bank of America Corp, SOFR + 1.3100%, 5.5110%, 1/24/36‡	979,000		996,352
Barclays PLC, SONIA Interest Rate Benchmark + 2.0610%, 5.8510%, 3/21/35‡	317,000	GBP	403,290
Commerzbank AG, EUR SWAP ANNUAL 5 YR + 6.3630%, 6.1250%‡,μ	2,000,000	EUR	2,178,614
Cooperatieve Rabobank UA, US Treasury Yield Curve Rate 1 Year + 1.4200%, 3.7580%, 4/6/33ž,‡	3,304,000		3,028,713
Cooperatieve Rabobank UA/Australia, 4.2500%, 5/12/26	2,000,000	AUD	1,248,449
Deutsche Bank AG, SONIA Interest Rate Benchmark + 1.1400%, 0%, 2/26/29‡	1,100,000	GBP	1,407,629
Deutsche Bank AG, EURIBOR 3 Month + 1.5000%, 4.1250%, 4/4/30‡	3,600,000	EUR	3,984,872
Deutsche Bank AG / New York, 5.4140%, 5/10/29	1,817,000		1,865,346
Goldman Sachs Group Inc, SOFR + 1.4200%, 5.0160%, 10/23/35‡	9,127,000		8,874,669
Goldman Sachs Group Inc, SOFR + 1.3800%, 5.5360%, 1/28/36‡	1,307,000		1,325,247
ING Groep NV, EURIBOR 3 Month + 0.7000%, 0.3750%, 9/29/28‡	6,400,000	EUR	6,486,537
JPMorgan Chase & Co, SOFR + 1.3400%, 4.9460%, 10/22/35‡	10,082,000		9,866,383
JPMorgan Chase & Co, SOFR + 1.3150%, 5.5020%, 1/24/36‡	1,962,000		2,004,263
Lloyds Banking Group PLC, 4.2500%, 11/22/27	2,190,000	AUD	1,347,926
Lloyds Banking Group PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 3.4360%, 7.5000%‡,μ	1,220,000	GBP	1,536,246
Morgan Stanley, SOFR + 1.7300%, 5.1230%, 2/1/29‡	1,564,000		1,585,429
Morgan Stanley, SOFR + 1.1000%, 4.6540%, 10/18/30‡	6,100,000		6,050,839
Morgan Stanley, SONIA Interest Rate Benchmark + 2.2520%, 5.7890%, 11/18/33‡	4,700,000		6,207,747
Nationwide Building Society, 10.2500%‡,μ	8,250	GBP	1,401,122
Natwest Group PLC, US Treasury Yield Curve Rate 1 Year + 1.3500%, 5.8470%, 3/2/27‡	2,650,000		2,677,737
Nordea Bank Abp, US Treasury Yield Curve Rate 5 Year + 4.1100%, 6.6250%‡,μ	2,040,000		2,046,212
Santander UK Group Holdings PLC, SOFR + 2.7490%, 6.8330%, 11/21/26‡	1,431,000		1,448,898
Societe Generale SA, EURIBOR 3 Month + 1.8000%, 4.2500%, 12/6/30‡	2,300,000	EUR	2,558,794
UBS Group AG, EURIBOR ICE SWAP Rate + 1.7500%, 4.1250%, 6/9/33‡	6,870,000	EUR	7,564,978
UBS Group AG, 5.9590%, 1/12/34ž	2,496,000		2,596,597
UBS Group AG, US Treasury Yield Curve Rate 5 Year + 4.7450%, 9.2500%ž,‡,μ	1,268,000		1,377,099
Wells Fargo & Co, SOFR + 1.1100%, 5.2440%, 1/24/31‡	1,531,000		1,556,666
Wells Fargo & Co, EURIBOR 3 Month + 1.2200%, 3.9000%, 7/22/32‡	2,995,000	EUR	3,291,618
Wells Fargo & Co, SOFR + 1.7800%, 5.4990%, 1/23/35‡	5,850,000		5,929,569
			100,327,653
Basic Industry – 1.2%
Mondi Finance PLC, 3.7500%, 5/31/32	2,439,000	EUR	2,648,212
SIG Combibloc PurchaseCO Sarl, 3.7500%, 3/19/30	1,920,000	EUR	2,094,978
Smurfit Kappa Treasury ULC, 3.4540%, 11/27/32	890,000	EUR	953,861
Smurfit Kappa Treasury ULC, 5.4380%, 4/3/34ž	2,250,000		2,263,832
Verde Purchaser LLC, 10.5000%, 11/30/30ž	778,000		823,766
			8,784,649
Brokerage – 2.5%
Intercontinental Exchange Inc, 1.8500%, 9/15/32	6,267,000		5,093,918
Jane Street Group / JSG Finance Inc, 6.1250%, 11/1/32ž	4,891,000		4,812,659
LPL Holdings Inc, 6.0000%, 5/20/34	2,620,000		2,673,954
LSEG Netherlands BV, 2.7500%, 9/20/27	2,130,000	EUR	2,305,651
Nasdaq Inc, 5.3500%, 6/28/28	1,092,000		1,117,748
Nasdaq Inc, 4.5000%, 2/15/32	1,100,000	EUR	1,255,848
Nasdaq Inc, 5.5500%, 2/15/34	744,000		762,997
			18,022,775
Capital Goods – 1.8%
Berry Global Inc, 5.6500%, 1/15/34	2,466,000		2,501,899
Nexans SA, 4.2500%, 3/11/30	3,100,000	EUR	3,381,323
TransDigm Inc, 6.3750%, 3/1/29ž	4,380,000		4,424,654
TransDigm Inc, 6.8750%, 12/15/30ž	2,101,000		2,146,791
			12,454,667
Communications – 10.2%
AT&T Inc, 4.5000%, 5/15/35	2,819,000		2,649,687

	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Communications – (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.6500%, 2/1/34	$2,600,000		$2,694,963
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.5500%, 6/1/34	4,300,000		4,423,296
Crown Castle Inc, 5.1000%, 5/1/33	1,810,000		1,769,146
Crown Castle International Corp, 3.8000%, 2/15/28	1,990,000		1,936,491
Crown Castle International Corp, 2.2500%, 1/15/31	4,508,000		3,852,693
Deutsche Telekom AG, 3.2500%, 6/4/35	2,320,000	EUR	2,432,576
Deutsche Telekom International Finance BV, 1.5000%, 4/3/28	2,800,000	EUR	2,926,029
Iliad SA, 5.3750%, 2/15/29	1,600,000	EUR	1,800,376
Iliad SA, 5.3750%, 5/2/31	500,000	EUR	562,764
Koninklijke KPN NV, 3.3750%, 2/17/35	2,100,000	EUR	2,196,084
Koninklijke KPN NV, 3.8750%, 2/16/36	2,300,000	EUR	2,477,524
Lorca Telecom Bondco SA, 5.7500%, 4/30/29	4,448,000	EUR	5,003,969
Meta Platforms Inc, 4.7500%, 8/15/34	3,173,000		3,150,477
Netflix Inc, 5.8750%, 11/15/28	5,762,000		6,026,105
Netflix Inc, 3.8750%, 11/15/29	1,320,000	EUR	1,480,387
Netflix Inc, 4.8750%, 6/15/30ž	2,087,000		2,109,056
Odido Holding BV, 3.7500%, 1/15/29	991,000	EUR	1,040,221
Orange SA, 1.3750%, 1/16/30	5,500,000	EUR	5,593,195
Orange SA, 3.2500%, 1/17/35	2,600,000	EUR	2,725,612
T-Mobile USA Inc, 3.8750%, 4/15/30	1,591,000		1,525,199
T-Mobile USA Inc, 3.1500%, 2/11/32	2,360,000	EUR	2,491,746
T-Mobile USA Inc, 3.5000%, 2/11/37	2,520,000	EUR	2,589,750
Virgin Media 02 Vendor Financing Notes DAC, 7.8750%, 3/15/32ž	2,050,000	GBP	2,577,762
Virgin Media Secured Finance PLC, 4.1250%, 8/15/30	2,500,000	GBP	2,760,916
Vodafone International Financing DAC, 3.3750%, 8/1/33	1,580,000	EUR	1,676,561
Ziggo Bond Co BV, 6.1250%, 11/15/32	1,900,000	EUR	1,944,886
			72,417,471
Consumer Cyclical – 10.1%
1011778 BC ULC / New Red Finance Inc, 5.6250%, 9/15/29ž	1,468,000		1,453,221
1011778 BC ULC / New Red Finance Inc, 4.0000%, 10/15/30ž	3,566,000		3,227,283
Atlas LuxCo 4 Sarl / Allied Universal Holdco LLC / Allied Universal Finance Corp, 4.6250%, 6/1/28ž	525,000		495,484
Atlas LuxCo 4 Sarl / Allied Universal Holdco LLC / Allied Universal Finance Corp, 4.6250%, 6/1/28ž	1,562,000		1,479,459
Belron UK Finance PLC, 4.6250%, 10/15/29	5,610,000	EUR	6,111,012
Belron UK Finance PLC, 5.7500%, 10/15/29ž	1,069,000		1,061,517
Booking Holdings Inc, 4.5000%, 11/15/31	3,920,000	EUR	4,506,275
Booking Holdings Inc, 3.6250%, 3/1/32	3,815,000	EUR	4,177,237
Deuce Finco PLC, 5.5000%, 6/15/27	2,878,000	GBP	3,647,224
Experian Finance PLC, 2.7500%, 3/8/30ž	1,706,000		1,560,572
Garda World Security Corp, 8.3750%, 11/15/32ž	1,900,000		1,868,098
Levi Strauss & Co, 3.5000%, 3/1/31ž,#	4,751,000		4,180,212
Pinnacle Bidco PLC, 8.2500%, 10/11/28	1,800,000	EUR	2,039,815
Pinnacle Bidco PLC, 10.0000%, 10/11/28	569,000	GBP	776,644
Service Corp International/US, 4.6250%, 12/15/27	2,439,000		2,386,627
Service Corp International/US, 5.1250%, 6/1/29	825,000		803,458
Service Corp International/US, 3.3750%, 8/15/30	11,321,000		10,089,695
Service Corp International/US, 4.0000%, 5/15/31	6,752,000		6,115,419
Service Corp International/US, 5.7500%, 10/15/32	1,732,000		1,702,099
Techem Verwaltungsgellschaft 675 mbh, 5.3750%, 7/15/29ž	2,990,000	EUR	3,278,655
Verisure Holding AB, 5.5000%, 5/15/30	6,469,000	EUR	7,161,643
Yum! Brands Inc, 5.3750%, 4/1/32	3,325,000		3,241,305
			71,362,954
Consumer Non-Cyclical – 12.2%
Anheuser-Busch InBev Worldwide Inc, 4.1000%, 9/6/27	1,480,000	AUD	919,183
Aramark International Finance Sarl, 4.3750%, 4/15/33ž	2,220,000	EUR	2,342,274
Avantor Funding Inc, 3.8750%, 7/15/28	6,955,000	EUR	7,439,932
Bacardi Ltd, 4.7000%, 5/15/28ž	2,282,000		2,269,842
Champ Acquisition Corp, 8.3750%, 12/1/31ž	162,000		167,352
Coty Inc, 4.5000%, 5/15/27	3,250,000	EUR	3,570,931
HCA Inc, 4.1250%, 6/15/29	3,673,000		3,566,406
HCA Inc, 3.6250%, 3/15/32	1,697,000		1,534,137
IQVIA Inc, 5.0000%, 5/15/27ž	5,207,000		5,132,997
Keurig Dr Pepper Inc, 3.2000%, 5/1/30	929,000		863,556
Lonza Finance International NV, 3.8750%, 4/24/36	1,810,000	EUR	1,967,677
Mars Inc, 5.2000%, 3/1/35ž	1,109,000		1,114,553
Molson Coors Beverage Co, 3.8000%, 6/15/32	3,180,000	EUR	3,470,206

	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
Mondelez International Inc, 4.7500%, 8/28/34	$2,394,000		$2,341,554
Mozart Debt Merger Sub Inc, 3.8750%, 4/1/29ž	2,872,000		2,684,554
Novartis Finance SA, 0%, 9/23/28Ç	10,000,000	EUR	9,849,497
Organon Finance 1 LLC, 4.1250%, 4/30/28ž	884,000		826,146
PepsiCo Inc, 1.1250%, 3/18/31	5,000,000	EUR	4,837,734
Post Holdings Inc, 6.3750%, 3/1/33ž	1,540,000		1,514,306
Solventum Corp, 5.4500%, 2/25/27	4,498,000		4,562,781
Solventum Corp, 5.4000%, 3/1/29	4,060,000		4,141,652
Solventum Corp, 5.6000%, 3/23/34	1,515,000		1,535,702
Stryker Corp, 3.3750%, 9/11/32	120,000	EUR	129,004
Tesco Corporate Treasury Services, 0.3750%, 7/27/29	3,000,000	EUR	2,887,992
Tesco Corporate Treasury Services, 2.7500%, 4/27/30	3,200,000	GBP	3,686,739
Tesco Corporate Treasury Services, 5.1250%, 5/22/34	1,740,000	GBP	2,120,711
Tesco PLC, 6.1500%, 11/15/37ž	903,000		925,078
Teva Pharmaceutical Finance Netherlands III BV, 6.7500%, 3/1/28	1,665,000		1,707,781
Teva Pharmaceutical Industries Ltd, 4.3750%, 5/9/30	1,879,000	EUR	2,029,474
Teva Pharmaceutical Industries Ltd, 5.1250%, 5/9/29#	2,610,000		2,550,133
Zoetis Inc, 2.0000%, 5/15/30	4,547,000		3,998,110
			86,687,994
Government Sponsored – 2.2%
Kreditanstalt fuer Wiederaufbau, 3.2000%, 9/11/26	11,843,000	AUD	7,319,153
Kreditanstalt fuer Wiederaufbau, 3.2000%, 3/15/28	13,660,000	AUD	8,344,549
			15,663,702
Insurance – 2.6%
Aon North America Inc, 5.4500%, 3/1/34	3,340,000		3,400,862
Aviva PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 3.3000%, 6.1250%, 9/14/54‡	2,390,000	GBP	2,998,203
Aviva PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 4.7000%, 4.0000%, 6/3/55‡	2,320,000	GBP	2,441,488
BUPA Finance PLC, 4.1250%, 6/14/35	1,826,000	GBP	1,968,464
BUPA Finance PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 3.1700%, 4.0000%‡,μ	4,705,000	GBP	4,801,781
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC, 7.2500%, 2/15/31ž	2,480,000		2,502,906
			18,113,704
Technology – 8.9%
Atlassian Corp, 5.2500%, 5/15/29	1,683,000		1,712,758
Atlassian Corp, 5.5000%, 5/15/34	3,374,000		3,425,872
Boost Newco Borrower LLC / GTCR W Dutch Finance Sub BV, 8.5000%, 1/15/31	946,000	GBP	1,298,970
CrowdStrike Holdings Inc, 3.0000%, 2/15/29	5,781,000		5,320,078
Dell International LLC / EMC Corp, 5.4000%, 4/15/34	779,000		785,036
Experian Finance PLC, 3.3750%, 10/10/34	2,900,000	EUR	3,049,901
Fiserv Inc, 1.6250%, 7/1/30	1,770,000	EUR	1,760,209
Gartner Inc, 3.7500%, 10/1/30ž	4,237,000		3,908,024
Intel Corp, 4.0000%, 8/5/29	2,757,000		2,659,496
Iron Mountain Inc, 5.2500%, 7/15/30ž	2,071,000		1,985,742
Micron Technology Inc, 4.6630%, 2/15/30	2,397,000		2,367,139
Microsoft Corp, 2.5250%, 6/1/50	14,991,000		9,390,788
MSCI Inc, 4.0000%, 11/15/29ž	2,026,000		1,935,168
MSCI Inc, 3.6250%, 9/1/30ž	2,483,000		2,296,846
NVIDIA Corp, 2.0000%, 6/15/31	1,849,000		1,612,376
Synopsys Inc, 5.1500%, 4/1/35	3,241,000		3,258,066
VMware Inc, 3.9000%, 8/21/27	2,682,000		2,635,167
VMware Inc, 4.7000%, 5/15/30	3,958,000		3,923,281
VMware Inc, 2.2000%, 8/15/31	4,877,000		4,145,314
Workday Inc, 3.8000%, 4/1/32	5,600,000		5,183,169
			62,653,400
Total Corporate Bonds (cost $485,034,921)			466,488,969
Foreign Government Bonds – 12.1%
Australia Government Bond, 1.7500%, 6/21/51	6,711,000	AUD	2,211,343
Kingdom of the Netherlands Government Bond, 0.7500%, 7/15/28ž	4,829,487	EUR	4,980,601
Kingdom of the Netherlands Government Bond, 0.5000%, 7/15/32ž	15,857,092	EUR	14,689,626
New Zealand Government Bond, 3.0000%, 4/20/29	20,000,000	NZD	10,980,359
New Zealand Government Bond, 1.5000%, 5/15/31	14,454,000	NZD	7,019,842
New Zealand Government Bond, 3.5000%, 4/14/33	58,839,000	NZD	31,316,622
New Zealand Government Bond, 4.5000%, 5/15/35	26,128,000	NZD	14,711,281
Total Foreign Government Bonds (cost $92,805,057)			85,909,674

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – 9.7%
Fannie Mae Pool:
FS8341, 5.0000%, 9/1/53	$16,601,927	$16,395,953
DA1671, 5.0000%, 10/1/53	2,507,009	2,478,554
CB8129, 5.0000%, 3/1/54	5,949,416	5,856,166
CB8132, 5.0000%, 3/1/54	1,480,046	1,462,487
CB8671, 5.0000%, 6/1/54	926,750	913,546
FS9509, 5.5000%, 11/1/54	6,487,780	6,560,649
		33,667,355
Freddie Mac Pool:
RJ1763, 5.0000%, 6/1/54	4,233,389	4,167,037
RJ2663, 5.0000%, 10/1/54	9,757,809	9,618,789
RJ2155, 5.0000%, 10/1/54	2,375,360	2,338,129
RJ3251, 5.5000%, 1/1/55	8,776,796	8,857,575
RJ3274, 5.5000%, 2/1/55	9,797,312	9,886,723
		34,868,253
Total Mortgage-Backed Securities (cost $67,788,990)		68,535,608
Investment Companies – 1.9%
Money Markets – 1.9%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº,£ (cost $13,548,657)	13,545,948	13,548,657
Investments Purchased with Cash Collateral from Securities Lending – 0.3%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº,£	1,549,440	1,549,440
Time Deposits – 0.1%
Royal Bank of Canada, 4.3100%, 4/1/25	$387,360	387,360
Total Investments Purchased with Cash Collateral from Securities Lending (cost $1,936,800)		1,936,800
Total Investments (total cost $752,146,239) – 102.6%		725,902,071
Liabilities, net of Cash, Receivables and Other Assets – (2.6)%		(18,727,714)
Net Assets – 100%		$707,174,357

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$380,696,946	52.5%
United Kingdom	73,573,213	10.1
New Zealand	64,028,104	8.8
Netherlands	43,195,806	6.0
Germany	39,054,104	5.4
Switzerland	25,450,826	3.5
Ireland	24,833,801	3.4
France	17,433,331	2.4
Belgium	8,999,306	1.2
Sweden	8,817,679	1.2
Luxembourg	6,852,225	0.9
Canada	6,548,602	0.9
Israel	6,287,388	0.9
Supranational	5,951,162	0.8
Spain	5,003,969	0.7
Austria	2,648,212	0.4
Bermuda	2,269,842	0.3
Australia	2,211,343	0.3
Finland	2,046,212	0.3
Total	$725,902,071	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Investment Companies - 1.9%
Money Markets - 1.9%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	$36,078,390	$443,214,352	$(465,742,370)	$(1,715)	$-	$13,548,657	13,545,948	$665,099
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº
	98,874	16,453,614	(15,003,048)	-	-	1,549,440	1,549,440	11,086 ∆
Total Affiliated Investments - 2.1%
	$36,177,264	$459,667,966	$(480,745,418)	$(1,715)	$-	$15,098,097	15,095,388	$676,185

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
Australian Dollar	4/30/25	2,491,452	$(1,565,078)	$(8,301)
Australian Dollar	4/30/25	652,132	(406,418)	1,065
Australian Dollar	4/30/25	(1,545,715)	972,536	6,698
Australian Dollar	4/30/25	(12,922,708)	8,057,305	(17,419)
Australian Dollar	5/28/25	1,976,362	(1,249,337)	(14,176)
Australian Dollar	5/28/25	354,503	(220,594)	959
Australian Dollar	5/28/25	(16,393,799)	10,429,446	183,860
Australian Dollar	6/25/25	264,674	(166,933)	(1,478)
Australian Dollar	6/25/25	(10,347,507)	6,549,055	80,557
British Pound	4/30/25	4,834,354	(6,038,795)	204,236
British Pound	4/30/25	(6,089,212)	7,566,879	(296,660)
British Pound	5/28/25	1,854,886	(2,344,475)	50,906
British Pound	5/28/25	1,648,351	(2,132,359)	(3,698)
British Pound	5/28/25	(31,222,085)	39,366,775	(953,083)
British Pound	6/25/25	2,566,767	(3,323,668)	(9,010)
British Pound	6/25/25	(11,318,623)	14,682,506	65,915
British Pound	6/25/25	51,822	(66,893)	28
Canadian Dollar	4/30/25	4,833,592	(3,390,276)	(26,081)
Canadian Dollar	4/30/25	1,690,945	(1,173,688)	3,215
Canadian Dollar	4/30/25	(4,131,829)	2,900,103	24,338
Canadian Dollar	4/30/25	(4,029,942)	2,797,800	(7,053)
Canadian Dollar	5/28/25	3,976,858	(2,787,738)	(16,140)
Canadian Dollar	5/28/25	2,007,445	(1,393,095)	5,958
Canadian Dollar	5/28/25	(5,218,019)	3,665,771	29,168
Canadian Dollar	5/28/25	(2,923,386)	2,033,557	(3,844)
Canadian Dollar	6/25/25	2,976,243	(2,092,291)	(15,012)
Canadian Dollar	6/25/25	863,884	(602,760)	191
Canadian Dollar	6/25/25	(1,746,217)	1,225,127	6,350
Euro	4/30/25	38,009,539	(39,750,540)	1,411,613
Euro	4/30/25	(109,300,368)	113,906,136	(4,459,885)
Euro	5/28/25	18,785,360	(19,784,029)	589,387
Euro	5/28/25	11,521,454	(12,545,096)	(49,652)
Euro	5/28/25	(5,236,806)	5,723,870	44,361
Euro	5/28/25	(88,417,414)	92,843,180	(3,048,778)
Euro	6/25/25	19,017,541	(20,756,662)	(96,739)
Euro	6/25/25	4,072,439	(4,417,213)	6,926
Euro	6/25/25	(77,994,896)	85,460,556	729,907
Euro	6/25/25	(2,938,868)	3,188,186	(4,486)
Japanese Yen	4/30/25	375,263,985	(2,523,458)	(12,670)

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Japanese Yen	4/30/25	(375,263,985)	$2,436,205	$(74,584)
Japanese Yen	5/28/25	1,092,915,019	(7,384,651)	(50,826)
Japanese Yen	5/28/25	(717,651,034)	4,839,892	24,215
Japanese Yen	5/28/25	(375,263,985)	2,499,893	(18,254)
New Zealand Dollar	4/30/25	(37,903,522)	21,677,836	151,039
New Zealand Dollar	4/30/25	(24,441,224)	13,812,343	(68,722)
New Zealand Dollar	5/28/25	(36,106,308)	20,667,528	149,768
New Zealand Dollar	5/28/25	2,967	(1,673)	13
New Zealand Dollar	6/25/25	(15,646,366)	9,072,730	174,895
Swedish Krona	4/30/25	452,534,651	(42,209,504)	2,913,956
Swedish Krona	4/30/25	(452,534,652)	41,517,120	(3,606,339)
Total				$(6,003,366)

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	118	6/30/25	$13,123,813	$48,504
10-Year Australian Bond	684	6/16/25	48,138,825	79,025
10-Year Canadian Bond	1,243	6/30/25	107,247,515	1,704,410
Euro-Bobl	449	6/10/25	57,182,085	440,164
Euro-Bund	272	6/10/25	37,887,080	503,874
Ultra 10-Year Treasury Note	459	6/30/25	52,383,375	(10,107)
Total				$2,765,870

Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Reference Asset	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
iTraxx Europe, Fixed Rate of 5.00%, Paid Quarterly	6/20/30	(6,000,000)	EUR	$(552,437)	$55,809	$(496,628)

Schedule of Centrally Cleared Credit Default Swaps - Sell Protection(1)
Reference Asset Type/ Reference Asset	S&P Credit Rating	Maturity Date	Notional Amount(2)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
Credit Default Swap Index
CDX.NA.HY.44, Fixed Rate of 5.00%, Paid Quarterly(3)	NR	6/20/30	20,400,000	USD	$1,068,450	$17,389	$1,085,839

(1)
If a credit event occurs, the seller of protection will pay a net settlement amount equal to the notional amount of the swap less the recovery value of the reference asset from related offsetting purchase protection.

(2)	If a credit event occurs, the notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection.
(3)
For those index credit default swaps entered into by the Fund to sell protection, "Variation Margin" serves as an indicator of the current status of payment and performance risk and represents the likelihood of an expected gain or loss should the notional amount of the swap be closed or sold at period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference asset's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2025
Credit default swaps:
Average notional amount - buy protection	$5,200,000
Average notional amount - sell protection	19,550,609
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	200,082,457
Average amounts sold - in USD	664,767,894
Futures contracts:
Average notional amount of contracts - long	413,279,605
Average notional amount of contracts - short	21,646,670

Notes to Schedule of Investments (unaudited)
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
LLC	Limited Liability Company
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
ULC	Unlimited Liability Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2025 is
$117,325,019, which represents 16.6% of net assets.

ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡
Variable or floating rate security. Rate shown is the current rate as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2025.
#	Loaned security; a portion of the security is on loan at March 31, 2025.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$30,235,936	$-
Bank Loans and Mezzanine Loans	-	59,246,427	-
Corporate Bonds	-	466,488,969	-
Foreign Government Bonds	-	85,909,674	-
Mortgage-Backed Securities	-	68,535,608	-
Investment Companies	-	13,548,657	-
Investments Purchased with Cash Collateral from Securities Lending	-	1,936,800	-
Total Investments in Securities	$-	$725,902,071	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	6,859,524	-
Futures Contracts	2,775,977	-	-
Centrally Cleared Swaps	-	73,198	-
Total Assets	$2,775,977	$732,834,793	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$12,862,890	$-
Futures Contracts	10,107	-	-
Total Liabilities	$10,107	$12,862,890	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70259 05-25